Shareholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Summary of common share activity

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Common shares, beginning balance	4,488,416	8,468,742	2,765,097	8,396,425
Issuance of common shares	106,752	75,694	1,830,071	148,011
Common shares, ending balance	4,595,168	8,544,436	4,595,168	8,544,436

	2020	2019
Common stock shares, beginning balance	8,396,425	8,273,865
Issuance of common stock	164,886	122,560
Repurchase of common stock	(5,796,214)	—
Common stock shares, ending balance	2,765,097	8,396,425